PROPERTY, PLANT AND EQUIPMENT, Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 149,241,162
Depreciation	(9,610,783)	$ (9,299,865)	$ (7,594,226)
Impairment charge	0	(4,700,407)	0
End of the year	150,177,045	149,241,162
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	64,241,337
End of the year	61,712,186	64,241,337
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	18,858,847
End of the year	$ 18,577,534	$ 18,858,847
Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 32,498
End of the year	30,759	$ 32,498
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	868,726
End of the year	1,033,668	868,726
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	103,878
End of the year	216,707	103,878
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	84,105,286
End of the year	81,570,854	84,105,286
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	21,274,462
End of the year	20,604,591	21,274,462
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,191,236
End of the year	$ 1,772,196	$ 2,191,236
Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 16,824,434
End of the year	16,737,573	$ 16,824,434
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,201,899
End of the year	1,254,991	1,201,899
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	272,801
End of the year	237,721	272,801
Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	41,764,832
End of the year	40,607,072	41,764,832
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	727,730
End of the year	727,730	727,730
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,802,590
End of the year	3,961,712	3,802,590
Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	287,470
End of the year	323,607	287,470
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	866,874
End of the year	$ 971,522	$ 866,874
Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 0
End of the year	$ 0	$ 0
UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 2,693,927
End of the year	$ 2,715,827	$ 2,693,927
Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 268,314
End of the year	256,428	$ 268,314
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	11,582
End of the year	27,421	11,582
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,156,742
End of the year	8,106,571	7,156,742
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,038,199
End of the year	1,038,199	1,038,199
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,517,616
End of the year	9,870,102	6,517,616
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	304,461,626	294,452,312
Additions	10,611,266	10,093,591
Retirements	65,862	84,277
Transfers	0	0
End of the year	315,007,030	304,461,626	294,452,312
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	135,305,436	130,158,535
Additions	0	0
Retirements	301	52,982
Transfers	770,793	5,199,883
End of the year	136,075,928	135,305,436	130,158,535
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	57,752,059	52,858,457
Additions	0	10,865
Retirements	38	0
Transfers	2,229,730	4,882,737
End of the year	59,981,751	57,752,059	52,858,457
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	54,432	54,432
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	54,432	54,432	54,432
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,585,900	4,456,518
Additions	0	0
Retirements	0	1,469
Transfers	292,390	130,851
End of the year	4,878,290	4,585,900	4,456,518
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	873,486	865,450
Additions	0	0
Retirements	0	0
Transfers	134,992	8,036
End of the year	1,008,478	873,486	865,450
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	198,571,313	188,393,392
Additions	0	10,865
Retirements	339	54,451
Transfers	3,427,905	10,221,507
End of the year	201,998,879	198,571,313	188,393,392
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	22,271,495	21,031,829
Additions	0	361
Retirements	0	0
Transfers	70,240	1,239,305
End of the year	22,341,735	22,271,495	21,031,829
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,292,535	4,225,618
Additions	0	0
Retirements	0	0
Transfers	31,029	66,917
End of the year	4,323,564	4,292,535	4,225,618
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	38,907,989	37,097,195
Additions	0	0
Retirements	0	1,016
Transfers	922,104	1,811,810
End of the year	39,830,093	38,907,989	37,097,195
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,343,196	1,294,185
Additions	1,357	1,757
Retirements	0	1,645
Transfers	107,833	48,899
End of the year	1,452,386	1,343,196	1,294,185
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	521,985	521,985
Additions	0	0
Retirements	0	0
Transfers	12,372	0
End of the year	534,357	521,985	521,985
Cost [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	67,337,200	64,170,812
Additions	1,357	2,118
Retirements	0	2,661
Transfers	1,143,578	3,166,931
End of the year	68,482,135	67,337,200	64,170,812
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	727,730	727,730
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	727,730	727,730	727,730
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,698,249	7,288,951
Additions	0	0
Retirements	6	0
Transfers	312,599	409,298
End of the year	8,010,842	7,698,249	7,288,951
Cost [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	542,083	542,083
Additions	0	0
Retirements	20	0
Transfers	51,920	0
End of the year	593,983	542,083	542,083
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,406,493	2,270,116
Additions	218,633	103,386
Retirements	0	0
Transfers	123,162	32,991
End of the year	2,748,288	2,406,493	2,270,116
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,869	1,869
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	1,869	1,869	1,869
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	10,873,164	9,953,315
Additions	0	0
Retirements	0	0
Transfers	867,601	919,849
End of the year	11,740,765	10,873,164	9,953,315
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,062,731	1,051,576
Additions	78,872	13,709
Retirements	1,235	2,554
Transfers	0	0
End of the year	1,140,368	1,062,731	1,051,576
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	471,427	469,632
Additions	19,022	302
Retirements	0	0
Transfers	40	1,493
End of the year	490,489	471,427	469,632
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,156,742	6,457,244
Additions	3,325,953	3,806,177
Retirements	64,262	24,611
Transfers	(2,311,862)	(3,082,068)
End of the year	8,106,571	7,156,742	6,457,244
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,095,009	1,016,267
Additions	0	0
Retirements	0	0
Transfers	0	78,742
End of the year	1,095,009	1,095,009	1,016,267
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,517,616	12,109,325
Additions	6,967,429	6,157,034
Retirements	0	0
Transfers	(3,614,943)	(11,748,743)
End of the year	9,870,102	6,517,616	12,109,325
Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(155,220,464)
End of the year	(164,829,985)	(155,220,464)
Depreciation and Impairment [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(71,064,099)
End of the year		(71,064,099)
Depreciation and Impairment [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(38,893,212)
End of the year		(38,893,212)
Depreciation and Impairment [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(21,934)
End of the year		(21,934)
Depreciation and Impairment [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,717,174)
End of the year		(3,717,174)
Depreciation and Impairment [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(769,608)
End of the year		(769,608)
Depreciation and Impairment [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(114,466,027)
End of the year		(114,466,027)
Depreciation and Impairment [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(997,033)
End of the year		(997,033)
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,101,299)
End of the year		(2,101,299)
Depreciation and Impairment [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(22,083,555)
End of the year		(22,083,555)
Depreciation and Impairment [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(141,297)
End of the year		(141,297)
Depreciation and Impairment [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(249,184)
End of the year		(249,184)
Depreciation and Impairment [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(25,572,368)
End of the year		(25,572,368)
Depreciation and Impairment [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year		0
Depreciation and Impairment [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,895,659)
End of the year		(3,895,659)
Depreciation and Impairment [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(254,613)
End of the year		(254,613)
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,539,619)
End of the year		(1,539,619)
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,869)
End of the year		(1,869)
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(8,179,237)
End of the year		(8,179,237)
Depreciation and Impairment [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(794,417)
End of the year		(794,417)
Depreciation and Impairment [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(459,845)
End of the year		(459,845)
Depreciation and Impairment [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year		0
Depreciation and Impairment [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(56,810)
End of the year		(56,810)
Depreciation and Impairment [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year		0
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(150,520,057)	(141,251,805)
Retirements	(1,262)	(31,613)
Depreciation	(9,610,783)	(9,299,865)
Impairment charge		4,700,407
End of the year	(164,829,985)	(150,520,057)	(141,251,805)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(67,491,938)	(64,201,733)
Retirements	(175)	(29,053)
Depreciation	$ (3,299,818)	$ (3,319,258)
Depreciation rate %	2.20%	2.20%
Impairment charge		$ 3,572,161
End of the year	$ (74,363,742)	(67,491,938)	(64,201,733)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(37,820,268)	(35,386,123)
Retirements	(36)	0
Depreciation	(2,511,041)	(2,434,145)
Impairment charge		1,072,944
End of the year	(41,404,217)	(37,820,268)	(35,386,123)
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(20,215)	(18,369)
Retirements	0	0
Depreciation	$ (1,739)	$ (1,846)
Depreciation rate %	3.30%	3.30%
Impairment charge		$ 1,719
End of the year	$ (23,673)	(20,215)	(18,369)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,669,309)	(3,546,910)
Retirements	0	(1,286)
Depreciation	$ (127,448)	$ (123,685)
Depreciation rate %	4.00%	4.00%
Impairment charge		$ 47,865
End of the year	$ (3,844,622)	(3,669,309)	(3,546,910)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(763,890)	(744,503)
Retirements	0	0
Depreciation	$ (22,163)	$ (19,387)
Depreciation rate %	6.70%	6.70%
Impairment charge		$ 5,718
End of the year	$ (791,771)	(763,890)	(744,503)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(109,765,620)	(103,897,638)
Retirements	(211)	(30,339)
Depreciation	(5,962,209)	(5,898,321)
Impairment charge		4,700,407
End of the year	(120,428,025)	(109,765,620)	(103,897,638)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(997,033)	(259,618)
Retirements	0	0
Depreciation	$ (740,111)	$ (737,415)
Depreciation rate %	2.20%	2.20%
Impairment charge		$ 0
End of the year	$ (1,737,144)	(997,033)	(259,618)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,101,299)	(1,644,204)
Retirements	0	0
Depreciation	(450,069)	(457,095)
Impairment charge		0
End of the year	(2,551,368)	(2,101,299)	(1,644,204)
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(22,083,555)	(21,143,111)
Retirements	0	(8)
Depreciation	$ (1,008,965)	$ (940,452)
Depreciation rate %	3.30%	3.30%
Impairment charge		$ 0
End of the year	$ (23,092,520)	(22,083,555)	(21,143,111)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(141,297)	(89,941)
Retirements	0	0
Depreciation	$ (56,098)	$ (51,356)
Depreciation rate %	4.00%	4.00%
Impairment charge		$ 0
End of the year	$ (197,395)	(141,297)	(89,941)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(249,184)	(202,193)
Retirements	0	0
Depreciation	$ (47,452)	$ (46,991)
Depreciation rate %	6.70%	6.70%
Impairment charge		$ 0
End of the year	$ (296,636)	(249,184)	(202,193)
Depreciation [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(25,572,368)	(23,339,067)
Retirements	0	(8)
Depreciation	(2,302,695)	(2,233,309)
Impairment charge		0
End of the year	(27,875,063)	(25,572,368)	(23,339,067)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Impairment charge		$ 0
End of the year	$ 0	0	0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(3,895,659)	(3,741,320)
Retirements	(5)	0
Depreciation	$ (153,476)	$ (154,339)
Depreciation rate %	2.00%	2.00%
Impairment charge		$ 0
End of the year	$ (4,049,130)	(3,895,659)	(3,741,320)
Depreciation [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(254,613)	(239,004)
Retirements	(19)	0
Depreciation	$ (15,782)	$ (15,609)
Depreciation rate %	4.00%	4.00%
Impairment charge		$ 0
End of the year	$ (270,376)	(254,613)	(239,004)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,539,619)	(1,336,618)
Retirements	0	0
Depreciation	(237,147)	(203,001)
Impairment charge		0
End of the year	(1,776,766)	(1,539,619)	(1,336,618)
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,869)	(1,869)
Retirements	0	0
Depreciation	0	0
Impairment charge		0
End of the year	(1,869)	(1,869)	(1,869)
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(8,179,237)	(7,485,476)
Retirements	0	0
Depreciation	(845,701)	(693,761)
Impairment charge		0
End of the year	(9,024,938)	(8,179,237)	(7,485,476)
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(794,417)	(696,688)
Retirements	(1,027)	(1,266)
Depreciation	$ (90,550)	$ (98,995)
Depreciation rate %	20.00%	20.00%
Impairment charge		$ 0
End of the year	$ (883,940)	(794,417)	(696,688)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(459,845)	(457,315)
Retirements	0	0
Depreciation	$ (3,223)	$ (2,530)
Depreciation rate %	10.00%	10.00%
Impairment charge		$ 0
End of the year	$ (463,068)	(459,845)	(457,315)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Impairment charge		$ 0
End of the year	$ 0	0	0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(56,810)	(56,810)
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Impairment charge		$ 0
End of the year	$ (56,810)	(56,810)	(56,810)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
Impairment charge		$ 0
End of the year	$ 0	$ 0	$ 0